Loan facilities and lines of credit	12 Months Ended
Dec. 31, 2024
Lines of credit and loan facilities
Loan facilities and lines of credit
30.	Loan facilities and lines of credit
As of December 31, 2024, the Group’s loan facilities were classified into different types as follows:

	As of December 31,
	2023	2024
	(RMB in millions)
Unsecured senior notes (Note 15)	10,411	24,770
Unsecured borrowings (*)	25,202	24,699
Secured borrowings (**)	11,387	14,587

Total	47,000	64,056

(*)
As of December 31, 2024, the unsecured borrowings mainly consisted of borrowings without collaterals under loan facility agreements from well-known financial institutions. The major unsecured borrowings are listed as below.

In October 2021, the Group entered into a
one-year
HK$15,931 million term loan facility agreement. The term loans under this facility were priced at
50
basis points over Hong Kong Interbank Offered Rate (“HIBOR”) on and from the date of first loan made or to be made (“Initial Utilization Date”) to and including the date falling 6 months from the Initial Utilization Date, and thereafter at
70
basis points over HIBOR. In February and May 2022, the Group drew down HK$6,300 million and HK$2,741 million under the facility commitment, respectively, and the borrowings were fully repaid in February 2023. The Group entered into another one-year
HK$9,041 million term loan facility agreement to refinance the loan and drew down all the facility in February 2023 and the borrowings were fully repaid in December 2023. In December 2023, the Group entered into a RMB8,500 million term loan agreement with interest rate at
65
basis points below Loan Prime Rate (“LPR”) to refinance the loan and drew down RMB8,286 million, which was expected to be repaid through December 2028 in installments. As of December 31, 2024, RMB166 million and RMB7,966 million of the borrowings were recorded in
“
short-term debts
”
and
“
long-term borrowings
”
in the consolidated balance sheets, respectively.

In December 2021, the Group entered into a five-year US$2,000 million unsecured term and revolving loan facility with 5 lead arrangers. The term and revolving loans under this facility were priced at
85
basis points over London Interbank Offered Rate, which was amended to the secured overnight financing rate (“SOFR”) in September 2022. In the second quarter of 2022, the Group drew down US$1,000 million under the facility commitment, which will be due in 2027. As of December 31, 2024, RMB7,188 million of the borrowings above were recorded in
“
long-term borrowings
”
in the consolidated balance sheets and the undrawn balance was US$1,000 million under the credit facilities agreement.
In December 2022, the Group entered into a seven-year RMB3,000 million term loan facility agreement. The term loans under this facility were priced at
145
basis points below LPR. The Group drew down RMB2,000 million and RMB1,000 million under the facility commitment in December 2022 and December 2023, respectively. In 2024, the Group repaid the borrowings of RMB50 million. As of December 31, 2024, RMB180 million and RMB2,760 million borrowings were recorded in
“short-term debts” and “
long-term borrowings
”
in the consolidated balance sheets
, respectively
.
As of December 31, 2024, in addition to the above unsecured borrowings, RMB6,319 million and RMB120 million borrowings recorded in
“
short-term debts
”
and
“
long-term borrowings
”,
respectively, were without collaterals and borrowed from well-known financial institutions.

(**)
As of December 31, 2024, RMB916 million and RMB13,671 million borrowings were recorded in
“
short-term debts
”
and
“
long-term borrowings
”,
respectively, with collaterals of RMB30,412 million which mainly comprised of construction in progress, buildings, land use rights and certain subsidiary’s equity interests measured at fair value.

As of December 31, 2024, the long-term borrowings, including the portion due within one year which were reco
r
ded in “short-term debts”, will be repaid according to the following schedule:

As of December 31, 2024
(RMB in millions)
2025	3,679
2026	2,736
2027	8,415
2028	9,415
2029	2,181
2030 and thereafter	8,958

35,384

As of December 31, 2024, the weighted average interest rate for the outstanding short-term debts was 2.7% per annum.
As of December 31, 2024, the Group had agreements with reputable commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB193,781 million, which can be used for borrowings, bank acceptance, bank guarantee, etc., pursuant to the underlying agreements. The Group was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2024. As of December 31, 2024, under the lines of credit, the Group mainly had RMB140,110 million unused.